Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 383,999.04
Total Fee Amount	53.03
Total Offset Amount	0.00
Net Fee	$ 53.03
Offering Table N/A
Offset Table N/A	N/A